Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 61,416	$ 8,904	¥ 71,866	¥ 67,317
Recognized credit loss	0		0	0
Available-for-sale investments
Amortized cost of the available-for-sale investments	14,941		13,805	14,135
Other comprehensive income (loss)-change in fair value of available-for-sale investments	0		243	(4)
Other comprehensive income (loss)-realized gains reclassified from other comprehensive income to "investment income"	0		243	(775)
Other-than-temporary impairment for available-for-sale investments recognized	0		0	0
Credit loss recognized	0		0	0
Other long-term investments
Long-term Investments	774,095		668,572		$ 112,232
Other long-term investments
Other long-term investments
Impairment loss related to investments measured at cost	¥ 0		10,000	115,100
Long-term Investments			0
Other long-term investments | Maximum
Other long-term investments
Equity interest and equity investments of common shares (as a percent)	20.00%				20.00%
Held-to-Maturity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 383		1,568	10,331
Held to maturity investment, gross unrecognized holding gain	¥ 582		¥ 612	¥ 5,087